Investments - Short-term Investments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments
Income from short term investments	¥ 8,931	¥ 13,599	¥ 8,698